Investments In Affiliated Companies	12 Months Ended
Mar. 31, 2012
Investments In Affiliated Companies

6.    Investments in affiliated companies:

Philippine Long Distance Telephone Company—

From March 2007 to February 2008, NTT DOCOMO additionally acquired approximately 7% of outstanding common shares of Philippine Long Distance Telephone Company (“PLDT”), a telecommunication operator in the Philippines, for ¥98,943 million in the market. Together with the approximately 13% of PLDT outstanding common shares held before the additional acquisition by NTT DOCOMO, NTT Group held approximately 21% of the total outstanding common shares of PLDT as of March 31, 2008 and obtained the ability to exercise significant influence over PLDT. Accordingly, NTT Group accounted for its investment in PLDT by applying the equity method during the fiscal year ended March 31, 2008. Furthermore, NTT DOCOMO acquired an additional common equity interest for ¥19,519 million in November, 2011, because PLDT acquired Digital Telecommunications Philippines, Inc. through a stock swap; and this was projected to decrease NTT Group’s interest in PLDT. As a result, NTT Group held approximately 20% of PLDT’s outstanding common shares.

On June, 2011, the Supreme Court of the Philippines promulgated a Decision, where the Court held that non-voting preferred shares are not included in the computation of the Filipino-alien equity requirement of public utilities companies. Although the Supreme Court decision is not final and still under reconsideration, and PLDT is not a party to this case, amendments to the Articles of Incorporation to issue the voting preferred stock were approved in the Special Meeting of Stockholders on March, 2012. Upon the approval of the amendments by the Philippine SEC, the voting preferred stock could be newly issued in future.

NTT Group’s carrying amount of its investment in PLDT was ¥104,748 million and ¥119,735 million as of March 31, 2011 and 2012, respectively. The aggregate market price of the PLDT shares owned by NTT Group was ¥176,729 million and ¥229,095 million as of March 31, 2011 and 2012, respectively.

Tata Teleservices Limited—

On November 12, 2008, NTT DOCOMO entered into a capital alliance with Tata Teleservices Limited (“TTSL”) and Tata Sons Limited, the parent company of TTSL. On March 25, 2009, NTT Group acquired approximately 26% of outstanding common shares of TTSL for ¥252,321 million pursuant to the capital alliance, and accounted for the investment by applying the equity method. NTT Group determined fair value of tangible, intangible and other assets and liabilities of TTSL with the assistance of an independent third party appraiser in order to recognize and account for NTT Group’s share of identifiable intangible assets and embedded goodwill of its investment in equity in TTSL. During the fiscal year ended March 31, 2010, upon the completion of the evaluation, adjustments to reflect the earnings impact of the final allocation of the investment in TTSL were charged to equity in earnings (losses) of affiliated companies. As a result, “Equity in earnings (losses) of affiliated companies” in the consolidated statement of income for the fiscal year ended March 31, 2010 decreased by ¥2,788 million and “Investments in affiliated companies” in consolidated balance sheets as of March 31, 2010 decreased by ¥4,710 million.

NTT DOCOMO made additional investments totaling ¥14,424 million in response to a rights offering that TTSL commenced in March and May, 2011. TTSL decided to use the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, NTT Group’s interest in TTSL slightly increased to approximately 27%.

Impairment—

NTT Group reviews the business outlook of its affiliates in order to determine if any decline in investment values was other than temporary on a regular basis. The impairment charges for the fiscal year ended March 31, 2010, 2011 and 2012 are immaterial.

NTT’s shares of undistributed earnings of its affiliated companies included in its consolidated retained earnings were ¥61,736 million, ¥61,016 million and ¥68,779 million as of March 31, 2010, 2011 and 2012, respectively.

NTT’s total investment in its affiliated publicly-held companies was ¥128,821 million as of March 31, 2012 and based on quoted market prices at that date, the related market value was ¥247,718 million.

The total carrying values of NTT’s investments in affiliates in the consolidated balance sheets at March 31, 2011 and 2012 were greater by ¥362,135 million and by ¥313,088 million than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees, respectively. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.